VESSELS UNDER FINANCE LEASE, NET (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Changes in right-of-use asset and lease liabilities
Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance at December 31, 2019	193,987
Additions	6,430
Impairment	(70,009)
Depreciation	(9,393)
Balance at June 30, 2020	121,015
Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance at January 1, 2020	168,708
Additions	17,500
Repayments	(29,304)
Interest expense on obligations under finance lease	5,397
Balance as of June 30, 2020	162,301
Current portion	22,735
Non-current portion	139,566

Schedule of outstanding obligations under finance leases	The outstanding obligations under finance leases at June 30, 2020 are payable as follows:

(in thousands of $)
2020 (remaining six months)	16,031
2021	32,240
2022	29,061
2023	24,484
2024	24,553
Thereafter	76,104
Minimum lease payments	202,473
Less: imputed interest	(40,172)
Present value of obligations under finance leases	162,301